CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS DEFICIT - USD ($)	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2019		100
Balance, amount at Dec. 31, 2019	$ 4,211,000	$ 0	$ 20,118,000	$ (15,907,000)
Contributions from parent company	750,000	0	750,000	0
Net Income (Loss)	(1,632,000)	$ 0	0	(1,632,000)
Balance, shares at Mar. 31, 2020		100
Balance, amount at Mar. 31, 2020	3,329,000	$ 0	20,868,000	(17,539,000)
Net Income (Loss)	(2,081,000)	0	0	(2,081,000)
Options issued for acquisition of assets	6,000	$ 0	6,000	0
Balance, shares at Dec. 31, 2020		4,000,000
Balance, amount at Dec. 31, 2020	(2,075,000)	$ 2,000	4,000	(2,081,000)
Net Income (Loss)	(3,449,000)	$ 0	0	(3,449,000)
Balance, shares at Sep. 30, 2021		4,000,000
Balance, amount at Sep. 30, 2021	(5,524,000)	$ 2,000	4,000	(5,530,000)
Balance, shares at Dec. 31, 2020		4,000,000
Balance, amount at Dec. 31, 2020	(2,075,000)	$ 2,000	4,000	(2,081,000)
Net Income (Loss)	(5,538,000)	$ 0	0	(5,538,000)
Stock option exercises, shares		1,000,000
Stock option exercises, amount	0	$ 1,000	(1,000)	0
Warrants issued with debt	506,000	$ 0	506,000	0
Balance, shares at Dec. 31, 2021		5,000,000
Balance, amount at Dec. 31, 2021	(7,107,000)	$ 1,000	511,000	(7,619,000)
Balance, shares at Jun. 30, 2021		4,000,000
Balance, amount at Jun. 30, 2021	(4,421,000)	$ 0	6,000	(4,427,000)
Net Income (Loss)	(1,103,000)		0	(1,103,000)
Balance, shares at Sep. 30, 2021		4,000,000
Balance, amount at Sep. 30, 2021	(5,524,000)	$ 2,000	4,000	(5,530,000)
Balance, shares at Dec. 31, 2021		5,000,000
Balance, amount at Dec. 31, 2021	(7,107,000)	$ 1,000	511,000	(7,619,000)
Net Income (Loss)	(9,451,000)	0	0	(9,451,000)
Issuance of warrants	101,000	$ 0	101,000	0
Issuance of common stock, shares		3,377,580
Issuance of common stock, amount	14,010,000	$ 0	14,010,000	0
Conversion of debt to common stock, shares		444,941
Conversion of debt to common stock, amount	1,878,000	$ 0	1,878,000	0
Modification of warrants	189,000	$ 0	189,000	0
Balance, shares at Sep. 30, 2022		8,822,521
Balance, amount at Sep. 30, 2022	(380,000)	$ 1,000	16,689,000	(17,070,000)
Balance, shares at Jun. 30, 2022		8,654,941
Balance, amount at Jun. 30, 2022	1,548,000	$ 1,000	16,548,000	(15,001,000)
Net Income (Loss)	(2,069,000)	$ 0	0	(2,069,000)
Issuance of common stock, shares		167,580
Issuance of common stock, amount	141,000	$ 0	141,000	0
Balance, shares at Sep. 30, 2022		8,822,521
Balance, amount at Sep. 30, 2022	$ (380,000)	$ 1,000	$ 16,689,000	$ (17,070,000)